Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Taxes [Line Items]
Deferred tax assets resulting from loss carryforwards	$ 286,180	$ 175,571
Loss carryforwards	1,012,448
Valuation allowance related to the loss carryforwards	256,124
non operating entity, valuation allowance	244,484
Operating loss carryforward minimum period before expiration	3 years
Operating loss carryforward maximum period before expiration	20 years
Accumulated undistributed earnings of foreign operations reinvested in operations	2,700,000
Amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	60,876	61,601	78,754
Accrued interest related to the gross unrecognized tax benefits excluded from the unrecognized tax benefits	$ 5,184	$ 3,676	$ 11,331